N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000054147 [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds
Effective immediately, the table shown in the “Appendix A – Underlying Funds” section of the Prospectus dated May 1, 2024 has been replaced with the following:

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.92%	43.27%	18.05%	13.52%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	16.08%	14.54%	8.72%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Moderate Allocation	American Funds American Balanced Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	13.96%	8.88%	7.51%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.76%	20.79%	10.63%	7.21%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	15.64%	7.66%	4.53%
US Fund Large Growth	American Funds The Growth Fund of America ® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	37.17%	14.87%	11.81%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.14%	18.15%	11.03%	6.27%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	26.88%	13.73%	9.03%
US Fund Target-Date 2030	BlackRock LifePath ® Dynamic 2030 Fund -Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	15.38%	8.35%	6.27%
US Fund Target-Date 2040	BlackRock LifePath ® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	19.15%	10.44%	7.46%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath ® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.02%	11.21%	7.90%
US Fund Target-Date 2060	BlackRock LifePath ® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.30%	11.20%	8.73%
US Fund Target-Date Retirement	BlackRock LifePath ® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	12.27%	6.15%	4.70%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: N/A	0.60%	17.21%	7.71%	3.84%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.03%	2.27%	10.40%	7.75%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A * Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.01%	11.40%	2.52%	1.73%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	11.06%	7.95%	3.91%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	14.10%	7.54%	3.20%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.87%	9.19%	6.01%	6.77%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	22.73%	15.18%	10.88%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	0.75%	50.55%	15.30%	13.08%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Foreign Large Growth	MFS ® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS ® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Large Value	MFS ® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.89%	11.24%	8.41%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	26.54%	13.66%	9.79%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.92%	3.48%	3.03%	2.12%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.74%	6.04%	1.06%	1.68%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.24%	15.65%	11.99%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	15.98%	12.71%	9.41%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	18.20%	11.70%	8.43%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	5.70%	1.11%	1.79%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.01%	15.07%	11.43%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	1.33%	9.88%	6.90%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.97%	14.71%	11.62%	7.75%

*	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Growth Fund - Investor Class* Adviser: American Century Investment Management Inc Subadviser: N/A	0.92%	43.27%	18.05%	13.52%
US Fund Small Value	American Century Small Cap Value Fund - Investor Class Adviser: American Century Investment Management Inc Subadviser: N/A	1.09%	16.08%	14.54%	8.72%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
US Fund Moderate Allocation	American Funds American Balanced Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.60%	13.96%	8.88%	7.51%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.76%	20.79%	10.63%	7.21%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund ® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	15.64%	7.66%	4.53%
US Fund Large Growth	American Funds The Growth Fund of America ® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Capital Research and Management Company Subadviser: N/A	0.65%	37.17%	14.87%	11.81%
US Fund Mid-Cap Value	Artisan Mid Cap Value Fund - Investor Class Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.14%	18.15%	11.03%	6.27%
US Fund Small Growth	Baron Small Cap Fund - Retail Shares Adviser: BAMCO Inc Subadviser: N/A	1.31%	26.88%	13.73%	9.03%
US Fund Target-Date 2030	BlackRock LifePath ® Dynamic 2030 Fund -Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	15.38%	8.35%	6.27%
US Fund Target-Date 2040	BlackRock LifePath ® Dynamic 2040 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	19.15%	10.44%	7.46%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Target-Date 2050	BlackRock LifePath ® Dynamic 2050 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.02%	11.21%	7.90%
US Fund Target-Date 2060	BlackRock LifePath ® Dynamic 2060 Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	22.30%	11.20%	8.73%
US Fund Target-Date Retirement	BlackRock LifePath ® Dynamic Retirement Fund - Institutional Shares* Adviser: BlackRock Fund Advisors Subadviser: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59%	12.27%	6.15%	4.70%
US Fund Foreign Large Blend	BNY Mellon International Stock Index Fund - Investor Shares* Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: N/A	0.60%	17.21%	7.71%	3.84%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A Adviser: Boston Management and Research Subadviser: N/A	1.03%	2.27%	10.40%	7.75%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A * Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.82%	4.28%	-0.07%	0.71%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	12.10%	4.21%	3.18%
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	20.00%	13.30%	9.27%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	14.18%	13.72%	10.58%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts) Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class Y Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.01%	11.40%	2.52%	1.73%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund) Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.27%	11.06%	7.95%	3.91%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	14.10%	7.54%	3.20%
US Fund Real Estate	Invesco Real Estate Fund - Class R5 Adviser: Invesco Advisers, Inc. Subadviser: Invesco Asset Management Ltd	0.87%	9.19%	6.01%	6.77%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	10.52%	10.79%	3.00%
US Fund Mid-Cap Growth	JPMorgan Mid Cap Growth - Class R3* Adviser: J.P. Morgan Investment Management, Inc. Subadviser: N/A	1.20%	22.73%	15.18%	10.88%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5 Adviser: MML Investment Advisers, LLC Subadviser: Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.	0.75%	50.55%	15.30%	13.08%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP; Invesco Advisers, Inc.	1.32%	16.45%	12.24%	8.72%
US Fund Foreign Large Growth	MFS ® International Growth Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.08%	14.54%	9.18%	6.09%
US Fund Foreign Large Growth	MFS ® International Intrinsic Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.03%	17.60%	8.47%	6.84%
US Fund Large Value	MFS ® Value Fund - Class A* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	7.89%	11.24%	8.41%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Trust Class Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.05%	26.54%	13.66%	9.79%
US Fund Moderate Allocation	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	17.34%	10.00%	6.70%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.92%	3.48%	3.03%	2.12%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.74%	6.04%	1.06%	1.68%
US Fund Large Blend	Vanguard 500 Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.24%	15.65%	11.99%
US Fund Mid-Cap Blend	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	15.98%	12.71%	9.41%
US Fund Small Blend	Vanguard Small-Cap Index Fund - Admiral Shares Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	18.20%	11.70%	8.43%
US Fund Intermediate Core Bond	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.05%	5.70%	1.11%	1.79%
US Fund Large Blend	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values) Adviser: Vanguard Group Inc Subadviser: N/A	0.04%	26.01%	15.07%	11.43%
US Fund Mid-Cap Value	Victory RS Value Fund - Class A* Adviser: Victory Capital Management Inc. Subadviser: N/A	1.30%	1.33%	9.88%	6.90%

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class Y Adviser: Victory Capital Management Inc. Subadviser: N/A	0.97%	14.71%	11.62%	7.75%

*	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Portfolio Company Objective [Text Block]	UNDERLYING FUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000054147 [Member] | American Century Growth Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Growth Fund - Investor Class*	[1]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	43.27%
Average Annual Total Returns, 5 Years [Percent]	18.05%
Average Annual Total Returns, 10 Years [Percent]	13.52%
C000054147 [Member] | American Century Small Cap Value Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	American Century Small Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000054147 [Member] | American Century U.S. Government Money Market Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000054147 [Member] | American Funds American Balanced Fund Class R4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	American Funds American Balanced Fund ® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	7.51%
C000054147 [Member] | American Funds Capital World Growth and Income FundSM Class R4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	American Funds Capital World Growth and Income FundSM - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	7.21%
C000054147 [Member] | American Funds EuroPacific Growth Fund Class R4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund ® - Class R4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	4.53%
C000054147 [Member] | American Funds The Growth Fund of America Class R4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America ® - Class R4 (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	37.17%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	11.81%
C000054147 [Member] | Artisan Mid Cap Value Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Artisan Mid Cap Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	18.15%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	6.27%
C000054147 [Member] | Baron Small Cap Fund Retail Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Baron Small Cap Fund - Retail Shares
Portfolio Company Adviser [Text Block]	BAMCO Inc
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	26.88%
Average Annual Total Returns, 5 Years [Percent]	13.73%
Average Annual Total Returns, 10 Years [Percent]	9.03%
C000054147 [Member] | BlackRock LifePath Dynamic 2030 Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	BlackRock LifePath ® Dynamic 2030 Fund -Institutional Shares*	[1]
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	6.27%
C000054147 [Member] | BlackRock Life Path Dynamic 2040 Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	BlackRock LifePath ® Dynamic 2040 Fund - Institutional Shares*	[1]
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	7.46%
C000054147 [Member] | BlackRock LifePath Dynamic 2050 Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	BlackRock LifePath ® Dynamic 2050 Fund - Institutional Shares	[1]
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	7.90%
C000054147 [Member] | BlackRock LifePath Dynamic 2060 Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	BlackRock LifePath ® Dynamic 2060 Fund - Institutional Shares	[1]
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	22.30%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000054147 [Member] | BlackRock LifePath Dynamic Retirement Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date Retirement
Portfolio Company Name [Text Block]	BlackRock LifePath ® Dynamic Retirement Fund - Institutional Shares*	[1]
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited;
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.70%
C000054147 [Member] | BNY Mellon International Stock Index Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BNY Mellon International Stock Index Fund - Investor Shares	[1]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	3.84%
C000054147 [Member] | Eaton Vance LargeCap Value Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Eaton Vance Large-Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Boston Management and Research
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.27%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000054147 [Member] | Goldman Sachs Government Income Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Goldman Sachs Government Income Fund - Class A	[1]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000054147 [Member] | Goldman Sachs High Yield Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A	[1]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	3.18%
C000054147 [Member] | Hartford Capital Appreciation HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000054147 [Member] | Hartford Dividend and Growth HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	10.58%
C000054147 [Member] | Hartford Total Return Bond HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000054147 [Member] | Hartford Ultrashort Bond HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Ultrashort Bond
Portfolio Company Name [Text Block]	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub- Account for existing Contracts)
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000054147 [Member] | Invesco Developing Markets Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	Invesco Developing Markets Fund - Class Y
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000054147 [Member] | Invesco EQV International Equity Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	3.91%
C000054147 [Member] | Invesco Oppenheimer International Growth Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	3.20%
C000054147 [Member] | Invesco Real Estate Fund Class R5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Real Estate
Portfolio Company Name [Text Block]	Invesco Real Estate Fund - Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000054147 [Member] | Janus Henderson Overseas Fund Class S [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Janus Henderson Overseas Fund - Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	3.00%
C000054147 [Member] | JPMorgan Mid Cap Growth Class R3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth - Class R3	[1]
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	22.73%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000054147 [Member] | MassMutual Blue Chip Growth Fund Class R5 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	MassMutual Blue Chip Growth Fund - Class R5
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	50.55%
Average Annual Total Returns, 5 Years [Percent]	15.30%
Average Annual Total Returns, 10 Years [Percent]	13.08%
C000054147 [Member] | MassMutual Small Cap Growth Equity Fund Class R4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MassMutual Small Cap Growth Equity Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP; Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000054147 [Member] | MFS International Growth Fund Class R3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS ® International Growth Fund - Class R3	[1]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	6.09%
C000054147 [Member] | MFS International Intrinsic Value Fund Class R3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS ® International Intrinsic Value Fund - Class R3	[1]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000054147 [Member] | MFS Value Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS ® Value Fund - Class A	[1]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000054147 [Member] | Neuberger Berman Sustainable Equity Fund Trust Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	26.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000054147 [Member] | Oakmark Equity and Income Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.34%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	6.70%
C000054147 [Member] | PIMCO Real Return Fund Admin Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation- Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	3.48%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000054147 [Member] | PIMCO Total Return Fund Admin Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000054147 [Member] | Vanguard 500 Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard 500 Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	26.24%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	11.99%
C000054147 [Member] | Vanguard MidCap Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.71%
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000054147 [Member] | Vanguard SmallCap Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Vanguard Small-Cap Index Fund - Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000054147 [Member] | Vanguard Total Bond Market Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000054147 [Member] | Vanguard Total Stock Market Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Vanguard Total Stock Market Index Fund - Admiral Shares (Closed to new and subsequent Contributions and transfers of Participant Account values)
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	11.43%
C000054147 [Member] | Victory RS Value Fund Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Victory RS Value Fund - Class A	[1]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	1.33%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	6.90%
C000054147 [Member] | Victory Munder MidCap Core Growth Fund Class Y [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class Y
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	11.62%
Average Annual Total Returns, 10 Years [Percent]	7.75%

[1]	Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.